Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary Of Company's Reporting Segments
The following table provides information about IPALCO’s business segments (in thousands):

	2020			2019			2018
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Revenues	$1,352,985	$—	$1,352,985	$1,481,643	$—	$1,481,643	$1,450,505	$—	$1,450,505
Depreciation and amortization	$246,896	$—	$246,896	$240,314	$—	$240,314	$232,332	$—	$232,332
Interest expense	$87,281	$42,212	$129,493	$89,014	$32,757	$121,771	$64,472	$31,037	$95,509
Earnings/(loss) from operations before income tax	$184,174	$(45,615)	$138,559	$200,707	$(32,786)	$167,921	$178,953	$(31,479)	$147,474
Capital expenditures(1)	$235,736	$—	$235,736	$219,242	$—	$219,242	$235,764	$—	$235,764
(1) Capital expenditures includes $0.0 million, $5.6 million and $11.4 million of payments for financed capital expenditures in 2020, 2019 and 2018, respectively.

	As of December 31, 2020			As of December 31, 2019			As of December 31, 2018
Total assets	$4,952,408	$17,511	$4,969,919	$4,918,408	$10,261	$4,928,669	$4,851,712	$10,341	$4,862,053